Financial instruments (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 2	SFr 8	SFr 10
Net gains/(losses) of which related to credit risk - on assets	(1)	(2)	(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,279	913	1,143
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	242	370	126
Net gains/(losses) of which related to credit risk - on assets	0	5	11
Loans
Gains (losses) on financial instruments
Net gains/(losses)	439	10	1,470
Net gains/(losses) of which related to credit risk - on assets	(236)	(151)	26
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	111	1,302	2,058
Net gains/(losses) of which related to credit risk - on assets	(511)	387	604
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	4	(59)	0
Net gains/(losses) of which related to credit risk - on liabilities	19	(17)	(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	55	205	(67)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	439	152	(256)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	5,317	858	(2,759)
Net gains/(losses) of which related to credit risk - on liabilities	207	599	(384)
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes	261	261	(111)
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	(108)	336	(268)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	316	(169)	441
Net gains/(losses) of which related to credit risk - on liabilities	(93)	(156)	112
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	(38)	9	10
Net gains/(losses) of which related to credit risk - on assets	1	3	(3)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,279	913	1,143
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	240	373	126
Net gains/(losses) of which related to credit risk - on assets	0	5	11
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	439	10	1,470
Net gains/(losses) of which related to credit risk - on assets	(236)	(151)	26
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	111	1,302	2,058
Net gains/(losses) of which related to credit risk - on assets	(511)	387	604
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	4	(59)	0
Net gains/(losses) of which related to credit risk - on liabilities	19	(17)	(5)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	55	205	(67)
Bank | Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	439	152	(256)
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	5,398	678	(2,738)
Net gains/(losses) of which related to credit risk - on liabilities	224	527	(334)
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	314	(175)	413
Net gains/(losses) of which related to credit risk - on liabilities	SFr (95)	SFr (162)	SFr 112